Income tax - Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense benefits [line items]
Current Tax - Current Tax	€ 220	€ 33	€ 111
Current Tax - Adjustment to prior years	47	(46)	(70)
Income tax for the period (income) / charge	267	(13)	42
Reconciliation between standard and effective tax
Income before tax	2,534	610	(514)
Differences due to the effect of:
Non deductible expenses	(28)	(21)	(49)
Adjustment to prior years	(2)	34	17
Income tax (expense) / benefit	(65)	(172)	€ 83
Aegon N.V [member]
Income tax expense benefits [line items]
Current Tax - Current Tax	1	25
Current Tax - Adjustment to prior years	0	0
Income tax for the period (income) / charge	1	25
Reconciliation between standard and effective tax
Income before tax	(43)	(121)
Tax on income	11	30
Differences due to the effect of:
Non deductible expenses	(11)	(6)
Adjustment to prior years	0	0
Income tax (expense) / benefit	€ 1	€ 25